Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Overseas Portfolio
March 31, 2024
VIPOVRS-NPRT1-0524
1.799852.120
Common Stocks - 98.1%
	Shares	Value ($)
Bailiwick of Jersey - 0.3%
JTC PLC (a)	601,600	6,233,930
Belgium - 0.8%
Azelis Group NV	198,000	4,184,665
KBC Group NV	159,471	11,943,384
TOTAL BELGIUM		16,128,049
Canada - 2.5%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	278,900	15,918,024
Constellation Software, Inc.	10,995	30,033,221
Constellation Software, Inc. warrants 8/22/28 (b)(c)	13,095	1
Lumine Group, Inc. (b)	66,990	1,771,003
TOTAL CANADA		47,722,249
Denmark - 5.4%
Carlsberg A/S Series B	81,600	11,174,727
DSV A/S	153,372	24,889,661
Novo Nordisk A/S Series B	528,100	67,741,188
TOTAL DENMARK		103,805,576
Finland - 0.8%
Nordea Bank Abp	1,406,903	15,667,305
France - 13.1%
Accor SA	297,600	13,902,147
Air Liquide SA	143,920	29,942,369
ALTEN	109,981	16,041,886
Antin Infrastructure Partners SA	40,800	591,590
Capgemini SA	138,265	31,817,363
Edenred SA	113,442	6,053,256
EssilorLuxottica SA	133,205	30,135,612
L'Oreal SA	47,000	22,257,868
LVMH Moet Hennessy Louis Vuitton SE	45,564	40,998,339
Safran SA	174,500	39,519,314
TotalEnergies SE	311,912	21,456,237
TOTAL FRANCE		252,715,981
Germany - 9.3%
Allianz SE	95,386	28,588,834
Deutsche Borse AG	119,639	24,500,865
Hannover Reuck SE	108,125	29,594,271
Infineon Technologies AG	429,500	14,605,380
Merck KGaA	98,200	17,316,146
SAP SE	229,900	44,765,898
Siemens Healthineers AG (a)	328,400	20,095,575
TOTAL GERMANY		179,466,969
India - 0.4%
HDFC Bank Ltd.	429,091	7,484,391
Indonesia - 0.8%
PT Bank Central Asia Tbk	24,595,300	15,628,991
Ireland - 1.0%
Kingspan Group PLC (Ireland)	215,700	19,654,513
Italy - 3.6%
FinecoBank SpA	1,045,599	15,662,898
GVS SpA (a)(b)	109,736	716,252
Industrie de Nora SpA	79,500	1,124,426
Recordati SpA	378,719	20,935,690
UniCredit SpA	794,200	30,163,162
TOTAL ITALY		68,602,428
Japan - 14.4%
Ajinomoto Co., Inc.	51,900	1,938,133
BayCurrent Consulting, Inc.	128,400	2,512,358
Capcom Co. Ltd.	497,488	9,287,231
DENSO Corp.	724,300	13,871,557
FUJIFILM Holdings Corp.	1,026,000	23,038,438
Hoya Corp.	218,111	27,279,330
Mitsubishi Heavy Industries Ltd.	2,305,000	20,890,991
NOF Corp.	550,233	7,505,821
Persol Holdings Co. Ltd.	1,902,398	2,654,158
Relo Group, Inc.	91,674	743,966
Renesas Electronics Corp.	911,000	16,234,620
Rohto Pharmaceutical Co. Ltd.	6,000	116,191
Shin-Etsu Chemical Co. Ltd.	806,900	35,392,208
Sony Group Corp.	352,833	30,255,687
Suzuki Motor Corp.	1,585,904	18,106,692
TIS, Inc.	260,774	5,571,034
Tokio Marine Holdings, Inc.	1,229,600	38,543,370
Tokyo Electron Ltd.	93,096	24,246,776
TOTAL JAPAN		278,188,561
Netherlands - 8.1%
ASM International NV (Netherlands)	30,284	18,489,024
ASML Holding NV (Netherlands)	78,439	76,043,618
IMCD NV	136,526	24,059,997
Topicus.Com, Inc.	23,814	2,133,248
Wolters Kluwer NV	231,017	36,188,587
TOTAL NETHERLANDS		156,914,474
Spain - 0.7%
CaixaBank SA (d)	2,849,100	13,810,366
Sweden - 3.0%
Addlife AB	541,224	5,663,031
AddTech AB (B Shares)	392,051	8,929,562
Atlas Copco AB (A Shares)	1,207,276	20,389,148
Indutrade AB	840,656	22,924,840
Kry International AB (b)(c)(e)	587	23,286
TOTAL SWEDEN		57,929,867
Switzerland - 4.7%
Alcon, Inc. (Switzerland)	191,220	15,847,184
Compagnie Financiere Richemont SA Series A	128,900	19,623,789
Galderma Group AG	72,600	5,099,751
Partners Group Holding AG	15,520	22,165,282
Sika AG	96,704	28,801,568
TOTAL SWITZERLAND		91,537,574
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	577,600	13,837,758
United Kingdom - 16.9%
3i Group PLC	669,100	23,724,555
AstraZeneca PLC (United Kingdom)	323,800	43,500,531
BAE Systems PLC	1,473,800	25,121,551
Beazley PLC	460,001	3,863,828
Compass Group PLC	1,188,139	34,851,270
Diageo PLC	805,422	29,802,401
Diploma PLC	292,335	13,733,086
Flutter Entertainment PLC (b)	22,190	4,422,322
Halma PLC	440,900	13,177,492
Hiscox Ltd.	433,345	6,782,135
InterContinental Hotel Group PLC	119,600	12,427,862
Lloyds Banking Group PLC	24,286,400	15,883,226
London Stock Exchange Group PLC	271,000	32,426,261
RELX PLC (London Stock Exchange)	906,748	39,103,910
Sage Group PLC	1,249,100	19,951,260
Volution Group PLC	1,405,597	7,710,127
TOTAL UNITED KINGDOM		326,481,817
United States of America - 11.6%
CBRE Group, Inc. (b)	140,353	13,647,926
CDW Corp.	54,900	14,042,322
Experian PLC	417,100	18,174,278
Ferguson PLC	113,700	24,862,493
ICON PLC (b)	54,500	18,309,275
Linde PLC	68,668	31,883,926
Marsh & McLennan Companies, Inc.	147,376	30,356,508
Nestle SA (Reg. S)	71,815	7,630,341
S&P Global, Inc.	59,021	25,110,484
Schneider Electric SA	119,400	26,993,526
Thermo Fisher Scientific, Inc.	23,900	13,890,919
TOTAL UNITED STATES OF AMERICA		224,901,998
TOTAL COMMON STOCKS (Cost $1,217,588,054)		1,896,712,797

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (b)(c)(e) (Cost $1,550,731)	3,392	186,413

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	12,619,799	12,622,323
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	15,810,802	15,812,383
TOTAL MONEY MARKET FUNDS (Cost $28,434,706)		28,434,706

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,247,573,491)	1,925,333,916
NET OTHER ASSETS (LIABILITIES) - 0.4%	7,002,589
NET ASSETS - 100.0%	1,932,336,505

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,045,757 or 1.4% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $209,699 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	254,938

Kry International AB Series E	5/14/21	1,550,731

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	28,301,785	64,879,296	80,558,758	149,255	-	-	12,622,323	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	15,812,383	-	16,834	-	-	15,812,383	0.1%
Total	28,301,785	80,691,679	80,558,758	166,089	-	-	28,434,706

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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